Leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Schedule of Supplemental Cash Flow	Supplemental cash flow information related to leases was as follows:
	Year ended December 31,
	2023	2022
Operating cash flows from operating leases	$809	$770

Schedule of Supplemental Balance Sheet	Supplemental balance sheet information related to leases was as follows:
	December 31,
	2023	2022
Operating Leases
Operating lease right-of-use assets	$3,070	$2,711

Current lease liabilities	$624	$529
Non-current lease liabilities	2,535	2,382
Total lease liabilities	$3,159	$2,911

Weighted Average Remaining Lease Term
Operating leases	5.14 years	5.7 years

Weighted Average Discount Rate
Operating leases	7.46%	7.13%

Schedule of Maturities of Lease Liabilities	As of December 31, 2023, the maturities of lease liabilities were as follows:
Operating leases
Year ending December 31,
2024	$824
2025	768
2026	664
2027	636
2028	627
Thereafter	303
Total undiscounted lease payments	3,822
Less – imputed interests	(663)
Present value of lease liabilities	$3,159